Brown Advisory Equity Income Fund
Schedule of Investments
September 30, 2023 (Unaudited)

COMMON STOCKS - 94.0%	Shares	Value
Communication Services - 4.8%
Cogent Communications Holdings, Inc.	22,573	$1,397,269
Comcast Corp.	41,087	1,821,797
Total Communication Services		3,219,066

Consumer Discretionary - 8.6%
Best Buy Co., Inc.	12,081	839,267
Home Depot, Inc.	5,494	1,660,067
Lowe’s Cos., Inc.	6,057	1,258,887
McDonald’s Corp.	7,370	1,941,553
Total Consumer Discretionary		5,699,774

Consumer Staples - 7.8%
Kenvue, Inc.	30,695	616,355
Procter & Gamble Co.	13,195	1,924,623
Target Corp.	9,963	1,101,609
Unilever PLC - ADR	31,510	1,556,594
Total Consumer Staples		5,199,181

Energy - 3.8%
Baker Hughes Co.	35,636	1,258,664
Kinder Morgan, Inc.	75,907	1,258,538
Total Energy		2,517,202

Financials - 15.1%
Ameriprise Financial, Inc.	6,223	2,051,598
Bank of America Corp.	48,710	1,333,680
Blackstone, Inc.	15,601	1,671,491
Chubb Ltd.	8,595	1,789,307
JPMorgan Chase & Co.	12,136	1,759,963
KKR & Co., Inc.	7,138	439,701
Truist Financial Corp.	34,533	987,989
Total Financials		10,033,729

Health Care - 18.7%
AbbVie, Inc.	14,277	2,128,129
Becton Dickinson & Co.	2,063	533,347
CVS Health Corp.	20,312	1,418,184
Gilead Sciences, Inc.	14,939	1,119,529
Medtronic PLC	16,406	1,285,575
Merck & Co., Inc.	25,596	2,635,108
Novartis AG - ADR	16,450	1,675,597
UnitedHealth Group, Inc.	3,299	1,663,323
Total Health Care		12,458,792

Industrials - 8.9%
Automatic Data Processing, Inc.	9,952	2,394,252
Cummins, Inc.	5,528	1,262,927
Otis Worldwide Corp.	10,029	805,429
United Parcel Service, Inc. - Class B	9,334	1,454,891
Total Industrials		5,917,499

Information Technology - 20.0%
Accenture PLC - Class A	4,501	1,382,302
Analog Devices, Inc.	8,948	1,566,705
Apple, Inc.	24,648	4,219,984
Cisco Systems, Inc.	29,932	1,609,145
Microsoft Corp.	14,431	4,556,588
Total Information Technology		13,334,724

Materials - 4.6%
Dow, Inc.	15,148	781,031
Linde PLC	6,046	2,251,228
Total Materials		3,032,259

Utilities - 1.7%
Dominion Energy, Inc.	25,960	1,159,633
Total Utilities		1,159,633
TOTAL COMMON STOCKS (Cost $34,842,625)		62,571,859

REAL ESTATE INVESTMENT TRUSTS - 4.3%
Financials - 0.7%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	22,761	482,533
Total Financials		482,533

Real Estate - 3.6%
American Tower Corp.	7,635	1,255,576
WP Carey, Inc.	20,576	1,112,750
Total Real Estate		2,368,326
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,875,998)		2,850,859

SHORT-TERM INVESTMENTS - 2.0%
Money Market Funds - 2.0%
First American Government Obligations Fund - Class Z, 5.22% (a)	1,299,275	1,299,275
Total Money Market Funds		1,299,275
TOTAL SHORT-TERM INVESTMENTS (Cost $1,299,275)		1,299,275

TOTAL INVESTMENTS - 100.3% (Cost $39,017,898)		66,721,993
Liabilities in Excess of Other Assets - (0.3)%		(179,470)
TOTAL NET ASSETS - 100.00%		$66,542,523

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	The rate shown represents the 7-day effective yield as of September 30, 2023.

Various inputs may be used to determine the value of the Fund’s investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

	Level 1	Level 2	Level 3
Equities:
Common Stocks	$62,571,859	$–	$–
Real Estate Investment Trusts	2,850,859	–	–
Total Equities	65,422,718	–	–

Short-Term Investments:	–	–	–
Money Market Funds	1,299,275	–	–
Total Short-Term Investments	1,299,275	–	–

Total Investments in Securities	$66,721,993	$–	$–

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.